SEGMENTS (Notes)	3 Months Ended
Mar. 31, 2017
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
SEGMENTS
SEGMENTS

Segment Descriptions - Our reportable business segments are based upon the following segments of ONEOK Partners:

•	the Natural Gas Gathering and Processing segment gathers, treats and processes natural gas;

•	the Natural Gas Liquids segment gathers, treats, fractionates and transports NGLs and stores, markets and distributes NGL products; and

•	the Natural Gas Pipelines segment operates regulated interstate and intrastate natural gas transmission pipelines and natural gas storage facilities.

Other and eliminations consist of the operating and leasing operations of our headquarters building and related parking facility and other amounts needed to reconcile our reportable segments to our consolidated financial statements.

Accounting Policies - The accounting policies of the segments are described in Note A of the Notes to Consolidated Financial Statements in our Annual Report. Our chief operating decision-maker reviews the financial performance of each of ONEOK Partners’ three segments, as well as our financial performance, on a regular basis. Adjusted EBITDA by segment is utilized in this evaluation. We believe this financial measure is useful to investors because it and similar measures are used by many companies in our industry as a measurement of financial performance and is commonly employed by financial analysts and others to evaluate our financial performance and to compare financial performance among companies in our industry. Adjusted EBITDA for each segment is defined as net income adjusted for interest expense, depreciation and amortization, noncash impairment charges, income taxes, allowance for equity funds used during construction and other noncash items. This calculation may not be comparable with similarly titled measures of other companies.

Customers - The primary customers of the Natural Gas Gathering and Processing segment are crude oil and natural gas producers, which include both large integrated and independent exploration and production companies. The Natural Gas Liquids segment’s customers are primarily NGL and natural gas gathering and processing companies; large integrated and independent crude oil and natural gas production companies; propane distributors; ethanol producers; and petrochemical, refining and NGL marketing companies. The Natural Gas Pipelines segment’s customers are primarily local natural gas distribution companies, electric-generation companies, large industrial companies, municipalities, irrigation customers and marketing companies.

For the three months ended March 31, 2017, ONEOK Partners had no single customer from which it received 10 percent or more of our consolidated revenues. For the three months ended March 31, 2016, ONEOK Partners had one customer, BP p.l.c. or its affiliates, from which it received approximately 12 percent of our consolidated revenues.

Operating Segment Information - The following tables set forth certain selected financial information for our operating segments for the periods indicated:

Three Months Ended March 31, 2017	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$400,149	$2,244,000	$104,924	$2,749,073
Intersegment revenues	261,127	147,984	1,894	411,005
Total revenues	661,276	2,391,984	106,818	3,160,078
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(488,384)	(2,048,693)	(16,603)	(2,553,680)
Operating costs	(71,789)	(78,743)	(31,753)	(182,285)
Equity in net earnings from investments	2,630	13,722	23,212	39,564
Other	234	(41)	1,284	1,477
Segment adjusted EBITDA	$103,967	$278,229	$82,958	$465,154

Depreciation and amortization	$(44,968)	$(41,115)	$(12,543)	$(98,626)
Total assets	$5,296,359	$8,194,835	$1,945,407	$15,436,601
Capital expenditures	$63,151	$20,453	$25,014	$108,618
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. The Natural Gas Liquids segment’s regulated operations had revenues of $296.3 million, of which $252.9 million related to sales within the segment and cost of sales and fuel of $116.5 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. The Natural Gas Pipelines segment’s regulated operations had revenues of $68.9 million and cost of sales and fuel of $14.1 million.

Three Months Ended March 31, 2017	Total Segments	Other and Eliminations	Total
	(Thousands of dollars)
Reconciliations of total segments to consolidated
Sales to unaffiliated customers	$2,749,073	$538	$2,749,611
Intersegment revenues	411,005	(411,005)	—
Total revenues	$3,160,078	$(410,467)	$2,749,611

Cost of sales and fuel (exclusive of depreciation and operating costs)	$(2,553,680)	$409,837	$(2,143,843)
Operating costs	$(182,285)	$(9,637)	$(191,922)
Depreciation and amortization	$(98,626)	$(793)	$(99,419)
Equity in net earnings from investments	$39,564	$—	$39,564
Total assets	$15,436,601	$630,957	$16,067,558
Capital expenditures	$108,618	$4,119	$112,737

Three Months Ended March 31, 2016	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$317,046	$1,371,425	$85,474	$1,773,945
Intersegment revenues	114,965	115,965	499	231,429
Total revenues	432,011	1,487,390	85,973	2,005,374
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(266,300)	(1,156,950)	(3,932)	(1,427,182)
Operating costs	(69,606)	(73,182)	(27,513)	(170,301)
Equity in net earnings from investments	2,815	13,347	16,752	32,914
Other	1,115	(436)	3,059	3,738
Segment adjusted EBITDA	$100,035	$270,169	$74,339	$444,543

Depreciation and amortization	$(41,851)	$(40,706)	$(11,179)	$(93,736)
Total assets	$5,196,190	$8,016,245	$1,847,352	$15,059,787
Capital expenditures	$141,497	$34,207	$17,948	$193,652
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. The Natural Gas Liquids segment’s regulated operations had revenues of $281.8 million, of which $230.8 million related to sales within the segment and cost of sales and fuel of $106.8 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. The Natural Gas Pipelines segment’s regulated operations had revenues of $54.8 million and cost of sales and fuel of $5.6 million.

Three Months Ended March 31, 2016	Total Segments	Other and Eliminations	Total
	(Thousands of dollars)
Reconciliations of total segments to consolidated
Sales to unaffiliated customers	$1,773,945	$514	$1,774,459
Intersegment revenues	231,429	(231,429)	—
Total revenues	$2,005,374	$(230,915)	$1,774,459

Cost of sales and fuel (exclusive of depreciation and operating costs)	$(1,427,182)	$231,444	$(1,195,738)
Operating costs	$(170,301)	$(6,714)	$(177,015)
Depreciation and amortization	$(93,736)	$(742)	$(94,478)
Equity in net earnings from investments	$32,914	$—	$32,914
Total assets	$15,059,787	$441,362	$15,501,149
Capital expenditures	$193,652	$2,759	$196,411

	Three Months Ended
	March 31,
	2017	2016
Reconciliation of income from continuing operations to total segment adjusted EBITDA	(Thousands of dollars)
Income from continuing operations	$186,185	$175,911
Add:
Interest expense, net of capitalized interest	116,462	118,247
Depreciation and amortization	99,419	94,478
Income taxes	54,941	50,066
Other noncash items and equity AFUDC	8,147	5,841
Total segment adjusted EBITDA	$465,154	$444,543